SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basic and diluted net (loss) income per common share (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net (loss) income	$ (1,077,242)	$ (1,089,759)	$ (859,032)	$ 3,428,350	$ (540,089)	$ (2,034,074)	$ (3,026,033)	$ 854,187	$ 10,145	$ 197,474
Net (loss) income including accretion of temporary equity to redemption value	$ (1,077,242)			$ 3,428,350			$ (3,026,033)	$ 854,187	$ 10,145	$ 197,474
Basic weighted average shares outstanding (in shares)	6,208,935			6,055,564			6,208,922	5,847,020	5,923,559	5,000,000
Diluted weighted average shares outstanding (in shares)	6,208,935			6,055,564			6,208,922	5,847,020	5,923,559	5,000,000
Basic net income (loss) per common share (in dollars per share)	$ (0.17)			$ 0.57			$ (0.49)	$ 0.15	$ 0	$ 0.04
Diluted net income (loss) per common share (in dollars per share)	$ (0.17)			$ 0.57			$ (0.49)	$ 0.15	$ 0	$ 0.04
Roth CH Acquisition V Co.
Net (loss) income	$ (195,976)			$ (646,092)			$ (1,036,605)	$ 156,857	$ (87,718)	$ 722,115
Accretion of redeemable common stock to redemption amount	(224,609)			(188,932)			(801,360)	(1,792,959)	2,040,857	1,084,374
Excise taxes on stock redemption					$ (930,108)			(930,108)	1,029,003
Net (loss) income including accretion of temporary equity to redemption value	(420,585)			(835,024)			(1,837,965)	(2,566,210)	(3,157,578)	(362,259)
Accretion of common stock to redemption value							801,360		2,040,857	1,084,374	$ 3,350,220
Roth CH Acquisition V Co. | Redeemable Common Stock [Member]
Net (loss) income	89,285			(169,599)			209,990	948,241	1,019,495	803,581
Excise taxes on stock redemption								(930,108)	(1,029,003)	(1,084,374)
Net (loss) income including accretion of temporary equity to redemption value	(135,324)			(358,531)			(591,370)	(1,774,826)	(2,050,365)	$ (280,793)
Accretion of common stock to redemption value	$ 224,609			$ 188,932			$ 801,360	$ 1,792,959	$ 2,040,857
Basic weighted average shares outstanding (in shares)	1,582,797			2,510,512			1,582,797	7,482,720	6,178,617	11,500,000
Diluted weighted average shares outstanding (in shares)	1,582,797			2,510,512			1,582,797	7,482,720	6,178,617	11,500,000
Basic net income (loss) per common share (in dollars per share)	$ 0.06			$ (0.07)			$ 0.13	$ 0.13	$ 0.17	$ 0.07
Diluted net income (loss) per common share (in dollars per share)	$ 0.06			$ (0.07)			$ 0.13	$ 0.13	$ 0.17	$ 0.07
Roth CH Acquisition V Co. | Non Redeemable Common Stock [Member]
Net (loss) income	$ (285,261)			$ (476,493)			$ (1,246,595)	$ (791,384)	$ (1,107,213)	$ (81,466)
Net (loss) income including accretion of temporary equity to redemption value	$ (285,261)			$ (476,493)			$ (1,246,595)	$ (791,384)	$ (1,107,213)	$ (81,466)
Basic weighted average shares outstanding (in shares)	3,336,500			3,336,500			3,336,500	3,336,500	3,336,500	3,336,500
Diluted weighted average shares outstanding (in shares)	3,336,500			3,336,500			3,336,500	3,336,500	3,336,500	3,336,500
Basic net income (loss) per common share (in dollars per share)	$ (0.09)			$ (0.14)			$ (0.37)	$ (0.24)	$ (0.33)	$ (0.02)
Diluted net income (loss) per common share (in dollars per share)	$ (0.09)			$ (0.14)			$ (0.37)	$ (0.24)	$ (0.33)	$ (0.02)